Income Taxes - Components of loss before tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Total loss before tax	$ (57,066)	$ (144,295)	$ (174,934)
PRC entities
Income Taxes
Total loss before tax	(71,249)	(143,951)	(150,478)
Overseas entities
Income Taxes
Total loss before tax	$ 14,183	$ (344)	$ (24,456)